UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kacela Offshore Fund, Ltd.

Address:  c/o Goldman Sachs (Cayman) Trust, Ltd.
          2ND Floor, Harbour Centre, PO Box 896
          George Town, Grand Cayman  KY1-1103
          Cayman Islands


13F File Number:  000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven DiMartino
Title:  Chief Financial Officer
Phone:  212-634-6401


Signature, Place and Date of Signing:

/s/ Steven DiMartino           New York, New York          February 14, 2011
-----------------------   --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number                      Name

1.       000-00000                                 Kacela Capital, LLC

SK 25771 0001 1164103